Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

					$ million
	Decommissioning	Environmental	Litigation and claims	Other	Total
At 1 January 2019[a]	13,613	1,567	1,718	3,306	20,204
Exchange adjustments	74	(1)	—	(19)	54
Acquisitions	13	—	47	22	82
Increase (decrease) in existing provisions	1,045	272	290	960	2,567
Write-back of unused provisions	(22)	(43)	(15)	(361)	(441)
Unwinding of discount	415	45	28	17	505
Change in discount rate	1,360	40	31	11	1,442
Utilization	(9)	(252)	(674)	(665)	(1,600)
Reclassified to other payables	(187)	—	(139)	(328)	(654)
Reclassified as liabilities directly associated with assets held for sale	(1,004)	(8)	—	—	(1,012)
Deletions	(188)	—	(5)	(3)	(196)
At 31 December 2019	15,110	1,620	1,281	2,940	20,951
Of which – current	317	280	558	1,298	2,453
– non-current	14,793	1,340	723	1,642	18,498
Of which – Gulf of Mexico oil spill	—	—	189	—	189
[a] Includes adjustment of $92 million for the implementation of IFRS 16. See Note 1 for further information.